SCHEDULE OF COMPONENTS DEFERRED INCOME TAXES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Deferred tax liability:
Deferred tax asset
Net Operating Loss Carryforward	4,887,351	4,363,336
Valuation allowance	(4,887,351)	(4,343,336)
Net deferred tax asset
Net deferred tax liability